Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Trade and other payables [abstract]
Trade payable	$ 42,327	$ 41,751
Accrued compensation	34,779	27,458
Consumption taxes payable	3,017	5,708
Provision	776	0
Accounts payable and accrued liabilities	$ 80,899	$ 74,917